Convertible Promissory Note, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of promissory notes
	March 31, 2022 $	December 31, 2021 $
Convertible promissory note	1,000	1,000
Less debt discount, opening	(215)	(263)
Plus, accretion of debt discount, interest expense	13	48
Convertible promissory note, net of discount	798	785
Interest accretion, opening	194	143
Interest accretion, expense	13	51
Ending balance	1,005	979

	December 31, 2021 $	December 31, 2020 (Restated) $
Convertible promissory note	1,000	1,000
Less debt discount, opening	(263)	(306)
Plus, accretion of debt discount, interest expense	48	43
Convertible promissory note, net of discount	785	737
Interest accretion, opening	143	92
Interest accretion, expense	51	51
Ending balance	979	880